UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  August 31, 2009

Item 1. Reports to Stockholders.

Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors All Cap Growth Fund

August 31, 2009

Retail Class

Institutional Class

Investment Adviser

Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	18
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	26
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	27
ADDITIONAL INFORMATION	31

Annual Shareholder Letter
September 30, 2009

Dear Shareholders,

The twelve months ended August 31, 2009 will be remembered for the near collapse of the global financial system and the unprecedented governmental interventions that helped stabilize capital markets.  Fear and illiquidity gripped markets driving asset prices downward as risk aversion and negative sentiment led to relentless selling across virtually all asset classes.  Global deleveraging occurred as firms scrambled to stabilize balance sheets and raise capital.  The markets have since staged strong reversals from March 2009 levels as efforts to stabilize capital markets have gained traction and begun to restore confidence.  Concerns about the depth of a global recession appear overblown as emerging market economies again are delivering GDP growth.

As we enter fiscal 2010, we believe that the systemic risks that rattled the foundation of the financial system have subsided.  While we do not discount the uncertainties surrounding the administration’s new policies or the challenges facing the consumer, we also believe that the current environment is creating extraordinary values for long-term investors.  Actual earnings results have been better than expected.  Corporate America continues to be very lean and should be well positioned to weather the rest of the economic cycle.

Our commitment to rigorous fundamental research and a disciplined long-term approach gives us confidence investing in this type of environment. We are comfortable with the operating performance of our portfolio of companies, most all of which have maintained positive earnings throughout the downturn.  We believe the strategy of investing in companies that consistently deliver strong growth will ultimately reward shareholders over time.

We believe the long-term trends driving energy, materials, industrials and technology remain attractive.  Companies with exposure to emerging markets should deliver stronger relative growth.  We also are becoming more constructive on the US consumer and the strength of the domestic economy.  It is important to note that as the dollar has weakened over the last several years, the US economy has become significantly more export-oriented.  The recovery of foreign markets is anticipated to have a strong positive impact on the US economy.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our fund. We have also continued to invest in the business and maintain our dedication as we seek to deliver long-term investment performance.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

The Geneva Advisors All Cap Growth Fund may invest in Mid-, Small-, or Micro-cap companies which involve additional risks such as limited liquidity and greater volatility.  The fund may invest in ADR’s, in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Must be preceded or accompanied by a prospectus.

Geneva Advisors All Cap Growth Fund
Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/09 - 8/31/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are

Geneva Advisors All Cap Growth Fund
Expense Example (Unaudited) (Continued)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/09	8/31/09	3/1/09 – 8/31/09*
Actual	$1,000.00	$1,268.40	$8.58
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/09	8/31/09	3/1/09 – 8/31/09*
Actual	$1,000.00	$1,269.90	$7.15
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s sector breakdown as of August 31, 2009 is shown below. Sector allocations are subject to change.

Sector Breakdown
% of Investments

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual – For Periods Ended August 31, 2009

		Since
	One	Inception
	Year	(9/28/07)
Retail Class	(22.21)%	(17.52)%
Institutional Class	(21.97)%	(17.27)%
Russell 3000 Growth Index	(17.17)%	(14.26)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph on page 9 and table above assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both the Retail and Institutional classes of the Fund and index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund Growth of $10,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
August 31, 2009

	Shares	Value
COMMON STOCKS 97.85%
Biotechnology 1.94%
Gilead Sciences, Inc.(a)	8,852	$398,871
Capital Markets 7.98%
BlackRock, Inc.	3,265	651,596
The Charles Schwab Corp.	22,774	411,299
State Street Corp.	11,003	577,437
		1,640,332
Chemicals 8.14%
Monsanto Co.	5,376	450,939
Mosaic Co.	11,604	562,446
Praxair, Inc.	8,624	660,771
		1,674,156
Commercial Banks 1.56%
HDFC Bank Ltd. - ADR	3,259	321,044
Commercial Services & Supplies 2.45%
Stericycle, Inc.(a)	10,159	503,073
Communications Equipment 3.90%
QUALCOMM, Inc.	17,270	801,673
Computers & Peripherals 3.94%
Apple Computer, Inc.(a)	4,823	811,277
Diversified Consumer Services 3.33%
Capella Education Co.(a)	4,594	291,030
Strayer Education, Inc.	1,869	394,546
		685,576
Diversified Financial Services 5.83%
IntercontinentalExchange, Inc.(a)	6,076	569,929
MSCI, Inc.(a)	21,370	628,705
		1,198,634
Diversified Telecommunication Services 1.48%
Neutral Tandem, Inc.(a)	12,176	304,522

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2009

	Shares	Value
Food Products 2.87%
Green Mountain Coffee Roasters, Inc.(a)	9,819	$591,006
Health Care Equipment & Supplies 4.79%
Alcon, Inc.	3,128	404,982
Illumina, Inc.(a)	8,408	296,550
NuVasive, Inc.(a)	7,062	282,975
		984,507
Health Care Providers & Services 3.47%
Medco Health Solutions, Inc.(a)	12,926	713,774
Health Care Technology 1.80%
Quality Systems, Inc.	6,863	369,504
Hotels, Restaurants & Leisure 5.68%
Chipotle Mexican Grill, Inc.(a)	8,354	700,733
Ctrip.com International Ltd. - ADR(a)	3,323	162,628
WMS Industries, Inc.(a)	7,193	304,480
		1,167,841
Internet & Catalog Retail 7.34%
Amazon.Com, Inc.(a)	10,903	885,214
Priceline.com, Inc.(a)	4,050	623,619
		1,508,833
Internet Software & Services 6.12%
Baidu.com - ADR(a)	1,013	334,351
Google, Inc.(a)	2,000	923,340
		1,257,691
IT Services 6.23%
Cognizant Technology Solutions Corp.(a)	13,077	456,126
Mastercard, Inc.	4,069	824,501
		1,280,627
Media 1.25%
Morningstar, Inc.(a)	5,793	256,630
Metals & Mining 2.50%
Freeport-McMoRan Copper & Gold, Inc.	8,170	514,547

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2009

	Shares	Value
Oil, Gas & Consumable Fuels 5.92%
Arena Resources, Inc.(a)	10,319	$315,555
Range Resources Corp.	8,657	418,739
Suncor Energy Inc.(a)	15,790	483,806
		1,218,100
Semiconductors & Semiconductor Equipment 4.99%
Broadcom Corp.(a)	18,528	527,121
Silicon Laboratories, Inc.(a)	11,066	498,413
		1,025,534
Software 2.94%
Longtop Financial Technologies Ltd. - ADR(a)	12,088	298,573
Salesforce.com, Inc.(a)	5,931	307,641
		606,214
Trading Companies & Distributors 1.40%
Fastenal Co.	7,967	288,405
TOTAL COMMON STOCKS (Cost $17,983,510)		20,122,371

	Principal
	Amount
SHORT-TERM INVESTMENTS 1.48%
Money Market Funds 1.48%
Fidelity Institutional Government Portfolio	$304,798	304,798
TOTAL SHORT-TERM INVESTMENTS
(Cost $304,798)		304,798
Total Investments (Cost $18,288,308) 99.33%		20,427,169
Other Assets in Excess of Liabilities 0.67%		138,368
TOTAL NET ASSETS 100.00%		$20,565,537

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statement of Assets & Liabilities
August 31, 2009

ASSETS
Investments, at value (cost $18,288,308)	$20,427,169
Receivable for Fund shares sold	113,000
Receivable for investments sold	46,087
Dividends and interest receivable	11,376
Receivable from Adviser	2,298
Other assets	16,290
TOTAL ASSETS	20,616,220

LIABILITIES
Payable to affiliates	17,999
Payable for distribution fees	203
Accrued expenses and other liabilities	32,481
TOTAL LIABILITIES	50,683

NET ASSETS	$20,565,537
Net assets consist of:
Paid-in capital	$25,433,437
Accumulated net investment loss	(27)
Accumulated net realized loss	(7,006,734)
Net unrealized appreciation on investments	2,138,861
NET ASSETS	$20,565,537

RETAIL CLASS SHARES
Net assets	$3,410,885
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	247,078
Net asset value, redemption price and offering price per share(1)	$13.80

INSTITUTIONAL CLASS SHARES
Net assets	$17,154,652
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,235,796
Net asset value, redemption price and offering price per share(1)	$13.88

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statement of Operations
For the Year Ended August 31, 2009

INVESTMENT INCOME
Dividend income(1)	$100,658
Interest income	14,670
TOTAL INVESTMENT INCOME	115,328

EXPENSES
Investment advisory fees	174,861
Transfer agent fees and expenses	42,122
Administration fees	35,764
Fund accounting fees	30,741
Federal and state registration fees	26,535
Audit and tax fees	25,349
Reports to shareholders	15,169
Legal fees	13,547
Chief Compliance Officer fees and expenses	6,069
Custody fees	5,929
Distribution fees - Retail Class	5,694
Trustees’ fees and related expenses	2,433
Other expenses	2,506
TOTAL EXPENSES	386,719
Less waivers and reimbursement by Adviser (Note 4)	(206,164)
NET EXPENSES	180,555
NET INVESTMENT LOSS	(65,227)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(4,773,530)
Net realized loss on foreign currency translation	(30)
Net change in unrealized appreciation on investments	1,877,181
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(2,896,379)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,961,606)

(1)	Net of $1,371 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)
FROM OPERATIONS
Net investment loss	$(65,227)	$(65,341)
Net realized loss on investments	(4,773,530)	(2,222,290)
Net realized loss on foreign currency translation	(30)	—
Net change in unrealized
appreciation on investments	1,877,181	261,680
Net decrease in net assets from operations	(2,961,606)	(2,025,951)

FROM DISTRIBUTIONS
Net investment income - Institutional Class	(1,365)	—
Net decrease in net assets resulting
from distributions paid	(1,365)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Retail Class	1,857,687	2,701,447
Proceeds from shares sold - Institutional Class	9,663,266	17,227,519
Shares reinvested - Institutional Class	1,340	—
Payments for shares redeemed - Retail Class(2)	(399,370)	(142,094)
Payments for shares redeemed - Institutional Class(3)	(3,313,084)	(2,042,252)
Net increase in net assets from
capital share transactions	7,809,839	17,744,620
TOTAL INCREASE IN NET ASSETS	4,846,868	15,718,669

NET ASSETS
Beginning of Period	15,718,669	—
End of Period	$20,565,537	$15,718,669
ACCUMULATED NET INVESTMENT LOSS	$(27)	$—

(1)	The Fund commenced operations on September 28, 2007.
(2)	Net of redemption fees of $335 and $330 for the year ended August 31, 2009 and the period ended August 31, 2008, respectively.
(3)	Net of redemption fees of $6,963 and $1,019 for the year ended August 31, 2009 and the period ended August 31, 2008, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Retail Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)
Net Asset Value, Beginning of Period	$17.74	$20.00

Income from investment operations:
Net investment loss(2)	(0.09)	(0.15)
Net realized and unrealized loss on investments	(3.85)	(2.11)
Total from investment operations	(3.94)	(2.26)
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$13.80	$17.74
Total Return(4)	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$3,411	$2,296
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.97%	3.30%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%
Ratio of net investment loss to average net assets
before waiver and reimbursements(5)	(2.22)%	(2.62)%
Ratio of net investment loss to average net assets
after waiver and reimbursements(5)	(0.75)%	(0.82)%
Portfolio turnover rate(4)	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)
Net Asset Value, Beginning of Period	$17.79	$20.00

Income from investment operations:
Net investment loss(2)	(0.05)	(0.10)
Net realized and unrealized loss on investments	(3.86)	(2.11)
Total from investment operations	(3.91)	(2.21)
Less distributions paid:
From net investment income	0.00 (3)	—
Total distributions paid	—	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$13.88	$17.79
Total Return(4)	(21.97)%	(11.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$17,155	$13,423
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.73%	3.05%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.25%	1.25%
Ratio of net investment loss to average net assets
before waiver and reimbursements(5)	(1.90)%	(2.37)%
Ratio of net investment loss to average net assets
after waiver and reimbursements(5)	(0.42)%	(0.57)%
Portfolio turnover rate(4)	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements
August 31, 2009

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva Advisors All Cap Growth Fund (the “Fund”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust has designated two classes of Fund shares: Retail Class and Institutional Class. The two classes differ principally in their respective distribution expenses. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
August 31, 2009

price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) and FASB Staff Position 157-4 “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2009:

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
August 31, 2009

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,618,880	$—	$—	$3,618,880
Consumer Staples	591,006	—	—	591,006
Energy	1,218,100	—	—	1,218,100
Financials	3,160,010	—	—	3,160,010
Health Care	2,466,655	—	—	2,466,655
Industrials	791,479	—	—	791,479
Information Technology	5,783,017	—	—	5,783,017
Materials	2,188,702	—	—	2,188,702
Telecommunication Services	304,522	—	—	304,522
Total Common Stocks	20,122,371	—	—	20,122,371
Short-Term Investments	$304,798	$—	$—	$304,798
Total Investments in Securities	$20,427,169	$—	$—	$20,427,169

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for interim and annual periods beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated SFAS 161 and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
August 31, 2009

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. Redemption fees of $335 and $330 were charged by the Retail class during the year ended August 31, 2009 and the period ended August 31, 2008, respectively. Redemption fees of $6,963 and $1,019 were charged by the Institutional class during the year ended August 31, 2009 and the period ended August 31, 2008, respectively.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
August 31, 2009

Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 168,The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 provides for the FASB Accounting Standards CodificationTM (the “Codification”) to become the single official source of authoritative, nongovernmental U.S. Generally Accepted Accounting Principles (“GAAP”), except for rules and interpretive releases of the SEC, which are also sources of authoritative GAAP for SEC registrants. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. As the Codification was not intended to change or alter existing GAAP, it is not expected to impact the financial statements, however in following year, the fund will cease using GAAP references and begin to use the new Codification when referring to GAAP.

(3)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail Class shares for services to prospective Fund shareholders and distribution of Fund shares. During the year ended August 31, 2009, the Fund accrued expenses of $5,694, pursuant to the 12b-1 Plan.

(4)	Federal Tax Matters

Distributions paid to shareholders for the year ended August 31, 2009 were as follows:

	Distribution in Excess	Long-Term Capital Gain
August 31, 2009	$1,365	$—

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
August 31, 2009

As of August 31, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$18,653,361
Gross tax unrealized appreciation	2,699,632
Gross tax unrealized depreciation	(925,824)
Net tax unrealized appreciation	1,773,808
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(6,641,708)
Total accumulated losses	$(4,867,900)

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales.

At August 31, 2009, the Fund had accumulated net realized capital loss carryovers of $3,589,311 which will expire on August 31, 2017.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

Additionally, U.S. generally accepted accounting principes require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2009, the following table shows the reclassifications made:

Undistributed Net Investment Income (Loss)	$66,565
Accumulated Net Realized Gain (Loss)	$27
Paid In Capital	$(66,592)

At August 31, 2009, the Fund deferred, on a tax basis, post-October losses of $3,052,397.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
August 31, 2009

unrecognized tax benefits as of August 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009. At August 31, 2009, the fiscal years 2008 and 2009 remain open to examination in the Fund’s major tax jurisdictions.

(5)	Investment Adviser

Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% and 1.25% of the Fund’s average daily net assets— Retail Class and Institutional Class shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the year ended August 31, 2009, expenses of $206,164 were waived by the Adviser from the Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$195,505
2012	206,164

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
August 31, 2009

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Year Ended	Period Ended
Retail Shares	August 31, 2009	August 31, 2008(1)
Shares Sold	149,636	137,240
Shares Issued to Holders in
Reinvestment of Distributions	—	—
Shares Redeemed	(31,938)	(7,860)
Net Increase	117,698	129,380

	Year Ended	Period Ended
Institutional Class Shares	August 31, 2009	August 31, 2008(1)
Shares Sold	753,000	863,295
Shares Issued to Holders in
Reinvestment of Distributions	116	—
Shares Redeemed	(271,764)	(108,851)
Net Increase	481,352	754,444

(1)	The Fund commenced operations on September 28, 2007.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended August 31, 2009, were $23,007,282 and $14,026,147, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through October 30, 2009. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Geneva Advisors All Cap Growth Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities of Geneva Advisors All Cap Growth Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2009, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
October 30, 2009

Geneva Advisors All Cap Growth Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 26, 2009 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Geneva Advisors All Cap Growth Fund (the “Fund”), a series of the Trust, and Geneva Investment Management of Chicago, LLC, the Fund’s investment advisor (the “Advisor”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Fund by the Advisor, the Advisor’s Form ADV, select financial statements of the Advisor, bibliographic information of the Advisor’s key management and compliance personnel, comparative fee information for the Fund and the Advisor’s other separately-managed accounts and a summary detailing key provisions of the Advisor’s written compliance program) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement until August 31, 2010.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert C. Bridges, John P. Huber and Richard K. Sheiner, the Fund’s portfolio managers, and other key personnel at the Advisor involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Advisor’s compliance

Geneva Advisors All Cap Growth Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

policies and procedures and any material compliance issues during the prior year with respect to the Fund.  The Trustees noted that during the course of the prior year they had met with the Advisor in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor.  The Trustees discussed in detail the Advisor’s handling of compliance matters, including the reports of the Fund’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Advisor’s compliance policies and procedures, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE ADVISOR.

The Trustees discussed the Fund’s performance for the three-month and one-year periods ended March 31, 2009, and the overall performance by the Advisor since the inception of the Fund on September 28, 2007.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, the Russell 3000 Growth Index.  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Advisor that were similar to the Fund in terms of investment strategy.  The Trustees noted that the Fund’s performance was negative across all time periods reviewed.  For the three-month period ended March 31, 2009, the Fund’s performance was slightly higher than its benchmark index.  However, the Fund’s performance for the one-year period ended March 31, 2009 was lower than, but generally in line with, its benchmark index.  The Trustees noted that the overall performance of the Fund since its inception on September 28, 2007 was in line with its benchmark index.  After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to a peer

Geneva Advisors All Cap Growth Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

group of multi-cap growth funds, as constructed by data presented by Lipper, Inc., and the Advisor’s separately-managed accounts, as well as the fee waivers and expense reimbursements of the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noting that the Advisor has provided substantial subsidies for the Fund’s operations since the Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the expense subsidization undertaken by the Advisor, as well as the Fund’s brokerage commissions and use of soft dollars by the Advisor.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the August 26, 2009 meeting at which the Agreement was formally considered, as well as the presentations made by the Advisor over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.25% was above the peer group median of 0.86%, but fell below the peer group high of 1.50%.  The Trustees noted that the Fund’s total expenses (net of fee waivers and expense reimbursements) for its Retail Class of shares and its Institutional Class of shares would be capped at 1.50% and 1.25%, respectively, which effectively resulted in the Advisor absorbing all expenses of the Fund other than the Rule 12b-1 fees payable with respect to the Retail Class of shares.  The Trustees observed that the Fund’s total expense ratio of 1.25% for the Institutional Class of shares was above the peer group median of 0.834%, but fell below the peer group high of 2.00%.  The Trustees then compared the fees paid by the Fund to the fees paid by separately-managed accounts of the Advisor and noted that these fees were similar.

The Trustees concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative performance and expense and management fee information.  The Trustees noted that the Advisor had not yet achieved a profit in acting as investment advisor to the Fund and that the Advisor maintained adequate profit levels to support the services to the Fund from the revenues of its overall investment advisory activities, despite its subsidies to support the Fund’s operations.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared

Geneva Advisors All Cap Growth Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Advisor with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Advisor had provided information to the Trustees concerning the future circumstances that may warrant a breakpoint in the fee structure.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset level.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Fund.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Geneva Advisors All Cap Growth Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Fund related to net capital gains to zero for the tax year ended August 31, 2009.

Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	18	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 54		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	18	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(1985–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Geneva Advisors All Cap Growth Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	18	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present)		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)
John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 52	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).
Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer	January 23,	Officer, U.S.
Age: 40+		2009	Bancorp Fund
Services, LLC
(2008–present);
Attorney, Investment
Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Geneva Advisors All Cap Growth Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 30		2005	Fund Services, LLC
(2004–present)
Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 35		2008	Services LLC
(2002–present)

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Geneva Advisors All Cap Growth Fund has adopted proxy voting policies and procedures that delegate to Geneva Investment Management of Chicago, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Geneva Advisors All Cap Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors All Cap Growth Fund

Investment Adviser
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers  is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2009	FYE 8/31/2008
Audit Fees	$21,875	$20,350
Audit-Related Fees	0	0
Tax Fees	$3,475	$3,300
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2009	FYE 8/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2009	FYE 8/31/2008
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   November 4, 2009

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   November 4, 2009